Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 55,891	$ 68,671	$ 51,743
Accounts receivable, net allowances for doubtful accounts	6,348	4,598	5,642
Revenues receivable	24,953	28,527	31,532
Income taxes receivable	1,276	1,438	2,118
Deferred tax asset - current	1,705	872
Commodity derivatives - current portion	448	2,369	12,674
Prepaid assets	7,474	3,180	4,945
Other current assets	4,469	4,063	3,919
Total current assets	102,564	113,718	112,573
Oil and gas properties (full-cost method):
Properties being amortized	1,422,664	1,340,650	1,155,894
Properties not subject to amortization	58,081	81,292	111,621
Less accumulated depreciation, depletion, and amortization	(802,542)	(767,674)	(651,608)
Net oil and gas properties	678,203	654,268	615,907
Other assets:
Other capitalized assets, net	7,196	6,771	7,183
Commodity derivatives	1,757	1,381	3,191
Other	3,172	3,316	5,698
Total other assets	12,125	11,468	16,072
Total assets	792,892	779,454	744,552
Current liabilities:
Accounts payable and accrued liabilities	36,470	19,627	52,969
Revenues payable	16,383	24,587	29,319
Interest payable - senior secured notes	7,813	6,250	6,250
Current taxes payable	12	313	399
Advances from joint interest partners		85	1,019
Commodity derivatives - current portion	1,229	1,114
Asset retirement obligations - current portion	11,027	11,195	1,778
Debt - current portion	5,685	1,975	1,929
Deferred income taxes - current portion			3,109
Total current liabilities	78,619	65,146	96,772
Other liabilities:
Commodity derivatives	393	1,091	4,244
Asset retirement obligations	28,478	28,178	25,010
Debt	2,511	52,584	2,733
Senior secured notes	251,334	199,982	199,972
Deferred income taxes	139,352	138,596	112,963
Other long-term liabilities	196	328	467
Total other liabilities	422,264	420,759	345,389
Total liabilities	500,883	485,905	442,161
Commitments and contingencies
Shareholders' equity:
Common stock, $0.01 par value, 380,000 shares authorized, 62,500 outstanding	62,478	62,478	62,478
Treasury stock at cost, 5,166 shares	(5,736)	(5,736)	(5,736)
Retained earnings	233,047	235,538	245,694
Total shareholders' equity attributable to RAAM Global	289,789	292,280	302,436
Noncontrolling interest	2,220	1,269	(45)
Total shareholders' equity	292,009	293,549	302,391
Total liabilities and shareholders' equity	$ 792,892	$ 779,454	$ 744,552